Employee Benefit Plans - Additional Information (Detail) (Detail) - USD ($) $ in Millions			12 Months Ended
	Dec. 31, 2019	Jan. 01, 2018	Sep. 30, 2019	Sep. 30, 2018
Defined Contribution Plan Disclosure [Line Items]
Percentage of employee salary contributed to plan		85.00%
Defined contribution plan, description		Increase the Company match to be 100% of the first 1% of employee contributions, plus 50% of the next 5% of employee contributions. Prior to January 1, 2018, the Company matched 50% of the first 5% of employee contributions.
Company contribution to the plan			$ 2.7	$ 1.7
First One Percent Employee [Member]
Defined Contribution Plan Disclosure [Line Items]
Percentage of employee salary contributed to plan		100.00%
Next Five Percent Employee [Member]
Defined Contribution Plan Disclosure [Line Items]
Percentage of employee salary contributed to plan		50.00%
First Five Percent Employee [Member]
Defined Contribution Plan Disclosure [Line Items]
Percentage of employee salary contributed to plan	50.00%